SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Condensed financial information of registrant
CABLEVISION SYSTEMS CORPORATION
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
December 31, 2010 and 2009
(Dollars in thousands, except share and per share amounts)

	2010	2009
ASSETS

Current Assets:

Cash and cash equivalents	$47,077	$40,992
Prepaid expenses and other current assets	4,673	18
Amounts due from affiliates, net	6,412	6
Deferred tax asset	-	198,126
Total current assets	58,162	239,142

Deferred tax asset	416,092	50,379
Deferred financing and other costs, net of accumulated amortization of $4,283 and $15,604	41,876	24,558
Investment in affiliate distributed to shareholders	64,606	858,154
	$580,736	$1,172,233

LIABILITIES AND STOCKHOLDERS' DEFICIENCY
Current Liabilities:

Accrued liabilities	$62,764	$43,537
Amounts due to affiliates (principally CSC Holdings)	497,300	513,287
Total current liabilities	560,064	556,824
Other liabilities	4,999	3,315
Senior notes and debentures	2,165,688	1,887,691
Senior notes due to Newsday	753,717	660,951
Deficit investment in affiliate, net	3,391,701	3,218,886

Total liabilities	6,876,169	6,327,667
Commitments and contingencies
Stockholders' Deficiency:
Preferred Stock, $.01 par value, 50,000,000 shares authorized, none issued	-	-
CNYG Class A common stock, $.01 par value, 800,000,000 shares authorized, 279,582,204 and 274,133,498 shares issued and 241,055,283 and 247,668,143 shares outstanding	2,796	2,741
CNYG Class B common stock, $.01 par value, 320,000,000 shares authorized, 54,148,223 and 54,354,251 shares issued and outstanding	541	544
RMG Class A common stock, $.01 par value, 600,000,000 shares authorized, none issued	-	-
RMG Class B common stock, $.01 par value, 160,000,000 shares authorized, none issued	-	-
Paid-in capital	7,950	90,262
Accumulated deficit	(5,494,829)	(4,749,714)
	(5,483,542)	(4,656,167)
Treasury stock, at cost (38,526,921 and 26,465,355 CNYG Class A common shares)	(788,566)	(449,507)
Accumulated other comprehensive loss	(23,325)	(49,760)
Total stockholders' deficiency	(6,295,433)	(5,155,434)
	$580,736	$1,172,233

CABLEVISION SYSTEMS CORPORATION
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF OPERATIONS
Years ended December 31, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008

Revenues, net	$-	$-	$-

Operating expenses	-	-	-

Operating income	-	-	-

Other income (expense):
Interest expense	(240,589)	(176,525)	(152,029)
Interest income	176	383	591
Equity in income (loss) of affiliates, net of income taxes	420,429	229,756	(157,875)
Loss on extinguishment of debt and write-off of deferred financing costs	(110,049)	(587)	-
Miscellaneous, net	14	-	4
	69,981	53,027	(309,309)
Income (loss) from continuing operations before income taxes	69,981	53,027	(309,309)
Income tax benefit	137,119	71,078	59,645
Income (loss) from continuing operations	207,100	124,105	(249,664)
Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600
Net income (loss) attributable to Cablevision Systems Corporation shareholders	$360,948	$285,572	$(228,064)

CABLEVISION SYSTEMS CORPORATION
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008
Cash flows from operating activities:

Net income (loss) from continuing operations	$207,100	$124,105	$(249,664)

Adjustments to reconcile income (loss) from continuing operations to net cash provided by (used in) operating activities:
Equity in (income) loss of affiliates, net of income taxes	(420,429)	(229,756)	157,875
Loss on extinguishment of debt and write-off of deferred financing costs	110,049	587	-
Amortization of deferred financing costs, discounts on indebtedness and other costs	8,546	11,758	8,023
Deferred income tax benefit	(137,119)	(71,078)	(59,645)
Amounts due to/from other affiliates	(16,935)	5,597	11,764
Amounts due to/from CSC Holdings	(5,332)	(1,865)	144,559
Change in assets and liabilities	5,711	10,716	(1,715)

Net cash provided by (used in) operating activities	(248,409)	(149,936)	11,197

Cash flows from investing activities:
Distributions from (to) affiliates	551,013	(81,515)	48,867

Net cash provided by (used in) investing activities	551,013	(81,515)	48,867

Cash flows from financing activities:
Proceeds from issuance of senior notes	1,250,000	887,364	-
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees	(1,078,212)	(500,515)	-
Dividend distributions to common stockholders	(140,734)	(123,499)	(64,854)
Proceeds from stock option exercises and settlements	21,788	16,355	8,286
Deemed repurchases of restricted stock	(22,542)	(16,175)	(4,242)
Purchase of shares of CNYG Class A common stock, pursuant to a share repurchase program, held as treasury shares	(300,247)	-	-
Additions to deferred financing costs	(26,572)	(19,021)	(81)

Net cash provided by (used in) financing activities	(296,519)	244,509	(60,891)

Net increase (decrease) in cash and cash equivalents	6,085	13,058	(827)

Cash and cash equivalents at beginning of year	40,992	27,934	28,761

Cash and cash equivalents at end of year	$47,077	$40,992	$27,934

CSC HOLDINGS, LLC
(a wholly-owned subsidiary of Cablevision Systems Corporation)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS
December 31, 2010 and 2009
(Dollars in thousands)

	2010	2009
ASSETS

Current Assets:

Cash and cash equivalents	$117,721	$76,400
Accounts receivable, trade (less allowance for doubtful accounts of $656 and $467)	22,590	21,358
Prepaid expenses and other current assets	36,511	35,919
Amounts due from Cablevision	497,300	502,632
Amounts due from other affiliates	157,875	167,254
Deferred tax asset	83,477	186,100
Total current assets	915,474	989,663

Property, plant and equipment, net of accumulated depreciation of $2,180,183 and $2,030,668	581,435	604,161
Investment in affiliates, net	2,417,690	2,257,841
Other receivables	4,126	6,973
Other assets	26,742	34,567
Deferred tax asset	48,761	117,891
Other amortizable intangible assets, net of accumulated amortization of $1,692 and $1,511	1,110	1,034
Indefinite-lived cable television franchises	95	95
Other indefinite-lived intangible assets	250	250
Goodwill	6,168	6,168
Deferred financing and other costs, net of accumulated amortization of $57,629 and $44,916	57,164	56,841
Investment in affiliate distributed to sole member	-	790,206
	$4,059,015	$4,865,690

CSC HOLDINGS, LLC
(a wholly-owned subsidiary of Cablevision Systems Corporation)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED BALANCE SHEETS (continued)
December 31, 2010 and 2009
(Dollars in thousands, except share and per share amounts)

	2010	2009
LIABILITIES AND TOTAL MEMBER DEFICIENCY

Current Liabilities:

Accounts payable	$115,525	$95,192
Accrued liabilities	238,947	244,920
Amounts due to affiliates	5,635	2,495
Deferred revenue	4,765	5,364
Liabilities under derivative contracts	-	9,294
Credit facility debt	149,802	335,000
Senior notes	325,773	-
Total current liabilities	840,447	692,265

Defined benefit plan and other postretirement plan obligations	78,885	105,461
Deferred revenue	465	653
Liabilities under derivative contracts	167,278	202,168
Other liabilities	91,316	86,115
Credit facility debt	4,199,310	3,733,750
Senior notes and debentures	2,826,732	3,134,909
Deficit investment in affiliate distributed to sole member	3,342	-
Total liabilities	8,207,775	7,955,321

Commitments and contingencies

Total Member Deficiency:
Accumulated deficit	(3,375,506)	(3,363,682)
Senior notes due from Cablevision	(753,717)	(660,951)
Other member's equity (14,432,750 membership units issued and outstanding)	3,788	984,762
	(4,125,435)	(3,039,871)
Accumulated other comprehensive loss	(23,325)	(49,760)

Total member deficiency	(4,148,760)	(3,089,631)
	$4,059,015	$4,865,690

CSC HOLDINGS, LLC
(a wholly-owned subsidiary of Cablevision Systems Corporation)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF OPERATIONS
Years ended December 31, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008

Revenues, net	$656,245	$629,347	$613,237

Operating expenses:

Technical and operating (excluding depreciation, amortization and impairments shown below)	346,395	331,479	336,570
Selling, general and administrative	115,802	117,058	100,025
Restructuring credits	(245)	(913)	(4,176)
Depreciation and amortization (including impairments)	178,618	181,640	185,189
	640,570	629,264	617,608

Operating income (loss)	15,675	83	(4,371)

Other income (expense):
Interest expense	(437,312)	(470,300)	(523,484)
Interest income	835	2,389	5,781
Equity in income of affiliates, net of income taxes	741,881	612,766	294,058
Gain (loss) on investments, net	54	(545)	(3,510)
Loss on interest rate swap contracts, net	(85,013)	(75,632)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs	-	(72,870)	-
Miscellaneous, net	(353)	(434)	(98)
	220,092	(4,626)	(430,093)
Income (loss) from continuing operations before income taxes	235,767	(4,543)	(434,464)
Income tax benefit	184,662	234,299	276,589

Income (loss) from continuing operations	420,429	229,756	(157,875)

Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600

Net income (loss) attributable to CSC Holdings, LLC's sole member	$574,277	$391,223	$(136,275)

CSC HOLDINGS, LLC
(a wholly-owned subsidiary of Cablevision Systems Corporation)
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
CONDENSED STATEMENTS OF CASH FLOWS
Years ended December 31, 2010, 2009 and 2008
(Dollars in thousands)

	2010	2009	2008
Cash flows from operating activities:

Net income (loss) from continued operations	$420,429	$229,756	$(157,875)

Adjustments to reconcile income (loss) from continuing operations to net cash used in operating activities:
Depreciation and amortization (including impairments)	178,618	181,640	185,189
Equity in income of affiliates, net of income taxes	(741,881)	(612,766)	(294,058)
Loss (gain) on investments, net	(54)	545	3,510
Loss on extinguishment of debt and write-off of deferred financing costs	-	72,870	-
Amortization of deferred financing costs, discounts on indebtedness and other costs	30,308	29,935	13,264
Share-based compensation expense related to equity classified awards	2,262	4,052	5,360
Deferred income taxes	(188,329)	(235,289)	(280,840)
Provision for doubtful accounts	4,555	4,000	3,618
Amounts due to/from Cablevision	5,332	1,865	(144,559)
Amounts due to/from other affiliates	15,585	(46,766)	44,399
Change in assets and liabilities	(32,302)	(37,845)	147,251

Net cash used in operating activities	(305,477)	(408,003)	(474,741)

Cash flows from investing activities:
Capital expenditures	(157,728)	(164,820)	(201,792)
Proceeds from sale of equipment, net of costs of disposal	648	1,180	426
Distributions from affiliates	787,689	1,336,267	881,626
Decrease in other investments	133	1,131	32
Decrease (increase) in restricted cash	-	4,875	(4,875)
Additions to other intangible assets	(257)	(490)	(234)

Net cash provided by investing activities	630,485	1,178,143	675,183

Cash flows from financing activities:

Proceeds from credit facility debt	795,000	155,000	-
Repayment of credit facility debt	(514,638)	(390,000)	(85,000)
Proceeds from issuance of senior notes	-	1,250,920	500,000
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees	-	(1,898,225)	(500,000)
Capital contributions from Cablevision	5,259	871,597	3,209
Distributions to Cablevision	(556,272)	(790,082)	(52,076)
Additions to deferred financing costs	(13,036)	(29,140)	(8,947)

Net cash used in financing activities	(283,687)	(829,930)	(142,814)

Net increase (decrease) in cash and cash equivalents	41,321	(59,790)	57,628

Cash and cash equivalents at beginning of year	76,400	136,190	78,562

Cash and cash equivalents at end of year	$117,721	$76,400	$136,190

SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT
(PARENT COMPANY ONLY)
COMBINED NOTE TO CONDENSED FINANCIAL INFORMATION

The condensed financial information of Cablevision Systems Corporation ("Cablevision") and CSC Holdings, LLC ("CSC Holdings") for the years ended December 31, 2010, 2009 and 2008, should be read in conjunction with the consolidated financial statements of Cablevision Systems Corporation and subsidiaries and the consolidated financial statements of CSC Holdings, LLC and subsidiaries and the notes thereto included elsewhere within this Annual Report on Form 10-K.

Investments in subsidiaries are based upon and reflect the respective company's proportionate share of the subsidiaries' net assets and operating results.  Amounts payable by CSC Holdings to certain of its wholly-owned subsidiaries that are expected to be long-term have been reflected in Investments in Affiliates, net in the condensed balance sheets of CSC Holdings.  CSC Holdings' financial statements reflect certain video operations related to selected franchise areas within the Telecommunications Services segment that are owned directly by CSC Holdings.

Total amounts payable by Cablevision and CSC Holdings in connection with their outstanding obligations during the five years subsequent to December 31, 2010 and thereafter, as of December 31, 2010 are as follows:

	Cablevision		CSC Holdings

2011	$-		$475,598
2012	26,825		659,052
2013	-		199,879
2014	-		1,061,016
2015	-		1,200,463
Thereafter	2,903,717	(a)	3,993,517
Total	$2,930,542		$7,589,525
______________
(a)
Includes the $487,500 principal amount of Cablevision 7.75% senior notes due 2018 and $266,217 principal amount of Cablevision 8.00% senior notes due 2020 contributed to CSC Holdings which in turn contributed such notes to Newsday Holdings LLC, which in turn pledged those senior notes to the lenders under its credit facility.  These amounts eliminate in the consolidated financial statements of Cablevision.

Income tax benefit presented in the condensed statements of operations for Cablevision and CSC Holdings have been computed on a stand-alone basis. The income tax expense with regard to affiliate operations is in equity in income (loss) of affiliates, net of income taxes.  The deferred tax asset amounts reflected in the condensed balance sheets for Cablevision and CSC Holdings have similarly been computed on a stand-alone basis.  The deferred tax assets of Cablevision represent the tax benefit of net operating loss carry forwards.  The deferred tax assets of CSC Holdings result from net operating loss carry forwards and differences between the financial reporting carrying amount and the tax bases of assets and liabilities of CSC Holdings.  Deferred tax assets and deferred tax liabilities associated with affiliate operations are included in deficit investment in affiliate and investment in affiliates, net in the condensed balance sheets of Cablevision and CSC Holdings, respectively.  In addition, the deferred tax liability of Madison Square Garden, Inc. as of December 31, 2009 is reflected in Investment in affiliate distributed to shareholders in 2010.  The deferred tax asset of AMC Networks Inc. as of December 31, 2010 and 2009 is reflected in “Investment in affiliates, net” in the condensed balance sheets for Cablevision and CSC Holdings.